Significant Accounting Policies and Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies and Basis of Preparation [Abstract]
Summary of property, plant and equipment

Class of plant and equipment	Amortization rate

Office furniture and equipment	20%

Shop equipment	20%

Computer equipment	33%

Computer software	50%

Vehicles	33%

Leasehold improvement	over term of lease

Tooling	20%

Production molds	per unit produced